Equity - Earnings per share - Continuing and discontinued operations (Details) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity [abstract]
Net income - basic (in euros per share)	€ 0.002953	€ 1.72	€ 1.03
Net income - diluted (in euros per share)	€ 0.002952	€ 1.71	€ 1.02